Related parties - Summary of Remuneration of Directors and Other Members of Key Management Personnel (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Outstanding balance with related parties	$ 0	$ 0
Short-term benefits	2,162,000	3,271,000
Long-term benefits	90,000	54,000
Shared-based payment transactions	1,208,000	8,335,000
Total compensation	$ 3,460,000	$ 11,660,000